May 9, 2008

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE: AUL American Individual Variable Life Unit Trust Modified Single Premium Policy (File No. 333-32553)

Dear Sir or Madam:

This is to certify that the most recent amendment to the Registration Statement of the AUL American Individual Variable Life Unit Trust's Flexible Premium Adjustable Variable Life Insurance Policy, File No. 333-32531, (the Registrant also has a Registration Statement, filed under separate cover, File No. 333-32553), was filed electronically and that the form of prospectus that would have been filed under paragraph (b) or (c) of Rule 497 under the Securities Act of 1933 does differ slightly from those contained in the most recent amendment to the Registration Statement in that the form of prospectus that that would have been filed under paragraph (b) or (c) of Rule 497 under the Securities Act of 1933, is dated May 2, 2008.

No fees are required in connection with this filing. Please call me at (317) 285-1588 with any questions or comments regarding the attached.

Cordially,

/s/ Richard M. Ellery
Richard M. Ellery
Associate General Counsel
American United Life Insurance Company(R)